SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 15,753	$ 14,052	$ 15,921
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
Gross profit (loss) by Segment		$ 4,390	$ 2,667	$ (1,075)
Gross profit (loss) by Segment (as a percent)		28.00%	19.00%	(7.00%)
Loss before income taxes		$ (2,577)	$ (2,939)	$ (2,534)
Operating segments
SEGMENT REPORTING
Total segment loss		(1,204)	(3,167)	(9,585)
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment		$ 4,594	$ 2,284	$ 2,323
Net Sales by Segment (as a percent)		29.00%	16.00%	15.00%
Gross profit (loss) by Segment		$ 928	$ (618)	$ (4,358)
Gross profit (loss) by Segment (as a percent)		20.00%	(27.00%)	(188.00%)
Total segment loss		$ (4,666)	$ (6,452)	$ (12,868)
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment		$ 11,159	$ 11,768	$ 13,598
Net Sales by Segment (as a percent)		71.00%	84.00%	85.00%
Gross profit (loss) by Segment		$ 3,462	$ 3,285	$ 3,283
Gross profit (loss) by Segment (as a percent)		31.00%	28.00%	24.00%
Total segment loss		$ 3,462	$ 3,285	$ 3,283
General and Corporate
SEGMENT REPORTING
General and corporate		$ (1,373)	$ 228	$ 7,051

[1]	Revenue recognized for the years ended December 31, 2023, 2022 and 2021 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.3 million and $0.4 million, respectively.